Redeemable convertible preferred shares - Series A preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 29, 2010	Feb. 17, 2010	Dec. 31, 2017	Dec. 31, 2016
Redeemable convertible preferred shares
Proceeds from issuance of shares					$ 20,000
Conversion of preferred shares to Class A ordinary shares (in shares)				742,320
Series A Preferred Stock
Redeemable convertible preferred shares
Proceeds from issuance of shares		$ 800	$ 1,200
Shares issued (in shares)			1,142,857
Number of shares issued under option		761,905
Price per share			$ 1.05
Price per share issued under option		$ 1.05
Warrants issued (in shares)		228,571	342,857
Warrants issued, price per share		$ 1.05	$ 1.05
Ordinary Shares - Class A
Redeemable convertible preferred shares
Conversion of preferred shares to Class A ordinary shares (in shares)	2,476,190